Shareholder Report, Holdings (Details) - C000017675	Jul. 31, 2025
Talen Energy8784273
Holdings [Line Items]
Percent of Total Investments	6.30%
T-Mobile US8784270
Holdings [Line Items]
Percent of Total Investments	5.00%
Constellation Energy8784215
Holdings [Line Items]
Percent of Total Investments	4.90%
DT Midstream8784224
Holdings [Line Items]
Percent of Total Investments	4.50%
NiSource8784249
Holdings [Line Items]
Percent of Total Investments	4.40%
Entergy8784226
Holdings [Line Items]
Percent of Total Investments	4.10%
Quanta Services8784264
Holdings [Line Items]
Percent of Total Investments	4.10%
Public Service Enterprise Group8784261
Holdings [Line Items]
Percent of Total Investments	3.90%
IDACORP8784234
Holdings [Line Items]
Percent of Total Investments	3.80%
PPL8784258
Holdings [Line Items]
Percent of Total Investments	3.50%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Independent Power and Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	29.20%